UNAUDITED INTERIM FINANCIAL INFORMATION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
UNAUDITED INTERIM FINANCIAL INFORMATION
Net premiums earned	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 127,026	$ 128,334	$ 121,758	$ 116,264	$ 538,452	$ 493,382	$ 491,961
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Net realized investment gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Earnings before income taxes	41,299	38,119	71,405	38,906	50,456	41,003	52,229	34,802	189,729	178,490	132,437
Net earnings	$ 30,692	$ 26,057	$ 47,381	$ 26,461	$ 40,252	$ 27,965	$ 34,994	$ 24,221	$ 130,591	$ 127,432	$ 93,845
Basic earnings per share	$ 1.45	$ 1.24	$ 2.25	$ 1.26	$ 1.92	$ 1.34	$ 1.66	$ 1.14	$ 6.20	$ 6.06	$ 4.35
Diluted earnings per share	$ 1.43	$ 1.22	$ 2.22	$ 1.24	$ 1.90	$ 1.33	$ 1.65	$ 1.13	$ 6.09	$ 6.00	$ 4.32